Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share
Summary of Basic and diluted loss per share

	Three months ended		Year ended
	December 31,		December 31,
	2020	2019	2020	2019
Numerator:
Net loss	$(35,109)	$(27,152)	$(61,328)	$(69,848)
Less: Net income (loss) attributable to redeemable non-controlling interest	165	(591)	407	(2,604)
Net loss attributable to Curaleaf Holdings, Inc. — basic and diluted	$(35,274)	$(26,561)	$(61,735)	$(67,244)
Denominator:
Weighted average common shares outstanding — basic and diluted	660,398,593	468,445,941	557,192,899	462,911,053
Loss per share — basic and diluted	$(0.05)	$(0.06)	$(0.11)	$(0.15)

Schedule of anti-dilutive shares excluded from computation of diluted loss per share

	Year ended
	December 31,
	2020	2019
Options to purchase SVS	25,315,627	26,919,615